Lease liabilities and similar (Details Narrative)	Jun. 30, 2022	Feb. 10, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Borrowing interest rate	5.00%	5.00%
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Borrowing interest rate			8.60%